Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31,2002

Check here if Amendment [   ];  Amendment Number:
This Amendment: [   ] is a restatement.
		 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Fiduciary Services Corp.
Address:  310 Commercial Dr.
	  Savannah Georgia 31406

13 F File number:		28-5368


Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Davidson
Title:  Investment Officer
Phone:  912-303-9000
Signature, Place, and Date of Signing:

/S/ Mark Davidson 	Savannah, GA		4/22/02


Report Type:

[  X  ]  13 F holdings report

[    ]   13 F notice

[    ]   13 F combination report


List of other Managers reporting for this Manager:
None


I am signing this report as required by the Securities Exchange Act of 1934.


Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		295,859

Form 13F Information Table Value Total:		7599


List of Other Included Managers:

No.	13F File Number			Name
None




13 F report, 1st Quarter 2002

     Name of Issuer      Title of Class    Cusip    Value    Shares  Invt. DiVoting A

Van Kampen Amer Cap Muni Closed End Fund 920909108      220     26200   26200  Sole
Cisco Systems Inc            Common      17275R102      225     13300   13300  Sole
Nuveen Muni Value Fund   Closed End Fund 670928100      262     28461   28461  Sole
AT&T Corp Wireless           Common       1957406       264     29469   29469  Sole
Kulicke & Soffa              Common      501242101      285     13700   13700  Sole
Leggett & Platt Inc          Common      524660107      288     11600   11600  Sole
Motorola Inc                 Common      620076109      305     21500   21500  Sole
National Service Ind         Common      637657107      312     29891   29891  Sole
AGL Resources Inc.           Common       1204106       313     13300   13300  Sole
Compaq Computer Corp         Common      204493100      320     30635   30635  Sole
Worldcom Inc.                Common      98157D106      320     47527   47527  Sole
IMS Health Inc               Common      449934108      326     14540   14540  Sole
Aberdeen Asia Pac        Closed End Fund  3009107       355     84200   84200  Sole
Vodafone Group            Sponsered ADR  92857T107      362     19645   19645  Sole
Scientific Atlanta Corp      Common      808655104      370     16000   16000  Sole
Service Corp Internation     Common      817565104      372     70107   70107  Sole
Nokia Corp                Sponsered ADR  654902204      379     18250   18250  Sole
Citizens Comm                Common      177342201      390     36293   36293  Sole
Ford Mtr Co                  Common      345370860      406     24599   24599  Sole
US Bancorp                   Common      902973304      415     18400   18400  Sole
Masco Corp                   Common      574599106      428     15600   15600  Sole
AON Corporation              Common       37389103      434     12390   12390  Sole
Teradyne Inc common          Common      880770102      436     11050   11050  Sole
Bank One Corporation         Common      06423A103      436     10430   10430  Sole
Sprint                       Common      852061100      451     29498   29498  Sole
Norfolk Southern             Common      655844108      456     19043   19043  Sole
HJ Heinz Co                  Common      423074103      465     11200   11200  Sole
MeadWestvaco Corp.           Common      583334107      482     14552   14552  Sole
Guidant Corp                 Common      401698105      486     11208   11208  Sole
Saint Paul Comp              Common      792860108      491     10718   10718  Sole
Amer Electric Power          Common       25537101      505     10946   10946  Sole
Zimmer Hldgs                 Common      98956P102      518     15226   15226  Sole
Sun Microsystems Inc         Common      866810104      528     59830   59830  Sole
Synovus Financial Corp       Common      87161C105      543     17804   17804  Sole
AT&T                         Common       1957109       551     35086   35086  Sole
Walt Disney Holding          Common      254687106      552     23932   23932  Sole
AFLAC Inc                    Common       1055102       558     18912   18912  Sole
Genuine Parts Co             Common      372460105      566     15400   15400  Sole
Agilent Technologies         Common      00846U101      569     16281   16281  Sole
Computer Assoc               Common      204912109      584     26683   26683  Sole
McDonalds Corp               Common      580135101      586     21120   21120  Sole
Ingersoll-Rand               Common      G4776G101      647     12925   12925  Sole
Pharmacia Corp               Common      71713U102      647     14346   14346  Sole
Philip Morris Inc            Common      718154107      674     12800   12800  Sole
Lucent Technologies          Common      549463107      680    143702  143702  Sole
Sara Lee Corporation         Common      803111103      699     33691   33691  Sole
Mirant Corp common           Common      604675108      704     48753   48753  Sole
Allegheny Energy Inc         Common       17361109      732     17700   17700  Sole
BB&T Corp common             Common       54937107      754     19781   19781  Sole
Tyco Intl                    Common      902124106      784     24272   24272  Sole
Ameren Corporation           Common       23608102      838     19610   19610  Sole
Amgen Inc                    Common       31162100      842     14111   14111  Sole
Scana Corporation            Common      805898103      864     28249   28249  Sole
Certegy Inc common           Common      156880106      896     22562   22562  Sole
Symantec Corp                Common      871503108      923     22400   22400  Sole
Eli Lilly & Company          Common      532457108      946     12421   12421  Sole
Weingarten Realty            Common      948741103      971     18900   18900  Sole
Vishay Intertech             Common      928298108      988     48570   48570  Sole
Conagra Foods Inc.           Common      205887102      999     41200   41200  Sole
Texas Instruments            Common      882508104     1034     31250   31250  Sole
American Express Co          Common       25816109     1035     25270   25270  Sole
Mellon Financial Corp        Common      585509102     1035     26825   26825  Sole
Elec Data Systems            Common      285661104     1052     18137   18137  Sole
Federal Realty               Common      313747206     1076     41900   41900  Sole
Hartford Finl                Common      416515104     1092     16030   16030  Sole
General Mills                Common      370334104     1159     23730   23730  Sole
Clorox Co                    Common      189054109     1162     26624   26624  Sole
Alliance Capital Mgmt.    Limited Part.   18548107     1162     25046   25046  Sole
Duke Energy Corp             Common      264399106     1163     30776   30776  Sole
United Technologies          Common      913017109     1171     15780   15780  Sole
Hewlett Packard              Common      428236103     1179     65700   65700  Sole
Mylan Labs                   Common      628530107     1190     40400   40400  Sole
Cigna Corporation            Common      125509109     1248     12305   12305  Sole
Duff & Phelps Util       Closed End Fund 264324104     1344    119119  119119  Sole
Intel Corporation            Common      458140100     1461     48027   48027  Sole
Du Pont                      Common      263534109     1473     31231   31231  Sole
New Plan Excel               Common      648053106     1480     73800   73800  Sole
Acuity Brands                Common      00508Y102     1578     95476   95476  Sole
Equifax Inc                  Common      294429105     1582     52925   52925  Sole
Key Corp                     Common      493267108     1622     60850   60850  Sole
3M                           Common      604059105     1622     14101   14101  Sole
Baxter International         Common       71813109     1678     28190   28190  Sole
Wal-Mart Stores              Common      931142103     1692     27609   27609  Sole
Illinois Tool Works          Common      452308109     1731     23920   23920  Sole
First Data Corp              Common      319963104     1833     21005   21005  Sole
Procter & Gamble             Common      742718109     1951     21656   21656  Sole
Merck & Co Inc               Common      589331107     1954     33933   33933  Sole
Boeing Company               Common       97023105     2009     41639   41639  Sole
PNC Finl. Services           Common      693475105     2234     36325   36325  Sole
Becton Dickinson             Common       75887109     2258     59875   59875  Sole
Abbott Labs                  Common       2824100      2280     43340   43340  Sole
Dow Chemical Co              Common      260543103     2319     70882   70882  Sole
J P Morgan Chase             Common      46625H100     2676     75070   75070  Sole
Alltel Corp                  Common       20039103     2801     50425   50425  Sole
Suntrust Banks Inc           Common      867914103     3272     49027   49027  Sole
Bank Of New York             Common       64057102     3283     78134   78134  Sole
Home Depot Inc               Common      437076102     3348     68868   68868  Sole
Southern Co                  Common      842587107     3536    133497  133497  Sole
Pepsico Inc                  Common      713448108     3724     72311   72311  Sole
Intl Paper                   Common      460146103     4086     94993   94993  Sole
Cardinal Health Inc          Common      14149Y108     4187     59060   59060  Sole
Schering Plough              Common      806605101     4239    135421  135421  Sole
IBM                          Common      459200101     4475     43026   43026  Sole
Equity Residential           Common      29476L107     4491    156280  156280  Sole
Charles Schwab Corp          Common      808513105     4650    355241  355241  Sole
Pfizer, Inc.                 Common      717081103     4885    122926  122926  Sole
BP Plc                    Sponsered ADR   55622104     5128     96578   96578  Sole
Jefferson-Pilot              Common      475070108     5512    110060  110060  Sole
ChevronTexaco                Common      166764100     6242     69153   69153  Sole
Wyeth                        Common      983024100     6594    100446  100446  Sole
SBC Communications           Common      78387G103     6738    179972  179972  Sole
American International       Common       26874107     6827     94629   94629  Sole
Bank of America Corp.        Common      06605F102     6954    102235  102235  Sole
Bristol Myers Squibb         Common      110122108     7002    172929  172929  Sole
Bellsouth Corp               Common       79860102     7068    191749  191749  Sole
Verizon Comm                 Common      92343V104     7313    160192  160192  Sole
Johnson & Johnson            Common      478160104     7344    113075  113075  Sole
Citigroup Inc                Common      172967101     7952    160581  160581  Sole
Wachovia Corp. New           Common      929903102     8026    216462  216462  Sole
Fifth Third Bancorp          Common      316773100     8762    129846  129846  Sole
Northern Trust Corp          Common      665859104     9169    152539  152539  Sole
Exxon Mobil                  Common      30231G102    14857    338962  338962  Sole
General Electric Co          Common      369604103    16482    440098  440098  Sole
Coca Cola Co                 Common      191216100    22676    433906  433906  Sole

                                                     295859   7591886


